Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2020 to March XX, 2020, contributions of $XX were made to the Partnership and withdrawals of $XX were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March XX, 2020, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.